Fair Value Measurement - Summary of Notional Amount of Foreign Exchange Contracts (Detail) - Foreign exchange contract - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosure [Abstract]
U.S. $ Equivalent	$ 54,359	$ 56,741
U.S. $ Equivalent Fair Value	55,251	58,094
Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosure [Abstract]
U.S. $ Equivalent	4,697	16,608
U.S. $ Equivalent Fair Value	$ 5,023	$ 16,806